Accounts Receivables	12 Months Ended
Jan. 31, 2021
Receivables [Abstract]
Accounts Receivables
8. Accounts Receivables
Accounts receivables from continuing operations consisted of the following (in thousands):

	As of January 31, 2021		As of January 31, 2020
	Current	Total	Current	Total
Accounts receivable	$5,695	$5,695	$9,001	$9,001
Less allowance for doubtful accounts	(948)	(948)	(2,378)	(2,378)

Accounts receivable net of allowance for doubtful accounts	$4,747	$4,747	$6,623	$6,623